Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1,515	$ 806	$ 3,094	$ 1,950
Dividend income	456	393	893	760
Interest income [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	114	113	243	238
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1	$ 2	$ 2	$ 3